RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Sep. 30, 2025
EBP 101
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Certain investments in the Master Trust, including some mutual funds and collective funds, are managed by Vanguard, the Plan’s trustee and recordkeeper. Additionally, the Company is the Plan sponsor and the Emerson Common Stock Fund, which invests in shares of Emerson common stock, is an investment option. Effective January 1, 2025, no new contributions or transfers may be directed into the Emerson Common Stock Fund. The Plan also includes notes receivable from Plan participants. These transactions qualify as “party-in-interest” transactions and are allowed under ERISA regulations.